Financial Result (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Interest on short-term investments	R$ 91,353	R$ 198,290	R$ 105,051
Sublease receivables	13,314	60,930	26,846
TAP Bond fair value	66,053	0	15,935
Others	49,421	18,069	6,448
Total financial income	220,141	277,289	154,280
Financial expenses
Interest on loans and financing	(865,107)	(656,326)	(420,682)
Interest on convertible debt instruments	(242,608)	(231,103)	(201,303)
Interest on lease	(2,420,557)	(2,533,128)	(2,433,640)
Interest on factoring credit card receivables	(334,896)	(211,528)	(55,395)
Interest on provisions	(257,419)	(246,147)	(237,740)
Interest on reverse factoring	(17,010)	(79,460)	(18,228)
Interest accounts payable and airport taxes and fees	(418,066)	(282,434)	(101,168)
Guarantee commission	(142,937)	(158,651)	(109,661)
Amortized cost of loans and financing	(44,894)	(29,075)	(38,861)
Amortized cost of convertible instruments	2,622	4,533	3,756
Cost of financial operations	(84,453)	(69,416)	(56,060)
TAP Bond fair value	(25,736)	(181,726)	0
Debt Restructuring Cost	(199,635)	0	0
Restructuring of debentures	(352,430)	0	0
Others	(200,401)	(110,255)	(161,749)
Derivative financial instruments, net	(238,458)	958,005	864,184
Foreign currency exchange, net	1,625,064	1,406,566	(1,443,046)
Financial result, net	(4,002,024)	(2,151,922)	(4,262,825)
Financial expenses	R$ (5,608,771)	R$ (4,793,782)	R$ (3,838,243)